Related parties (Detail 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ 5,438	$ 3,529	$ 2,177
Key management personnel compensation, share-based payment	17,101	16,222	6,822
Key management personnel compensation	$ 22,539	$ 19,751	$ 8,999